CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2012	$ 241,957	$ 1,909	$ 869,822	$ 2,864	$ (632,638)
Balance, shares at Dec. 31, 2012		41,700,100
Issuance of restricted share units (RSU)	15	$ 15
Issuance of restricted share units (RSU), shares		271,176
Stock-based compensation of options and RSUs	2,665		$ 2,665
Exercise of stock options	566	$ 8	$ 558
Exercise of stock options, shares		154,498
Comprehensive loss	(19,170)			$ (1,273)	$ (17,897)
Balance at Dec. 31, 2013	226,033	$ 1,932	$ 873,045	$ 1,591	$ (650,535)
Balance, shares at Dec. 31, 2013		42,125,774
Issuance of restricted share units (RSU)	19	$ 19
Issuance of restricted share units (RSU), shares		332,650
Stock-based compensation of options and RSUs	2,427		$ 2,427
Exercise of stock options	1,167	$ 15	$ 1,152
Exercise of stock options, shares		272,000
Comprehensive loss	(4,507)			$ (3,011)	$ (1,496)
Balance at Dec. 31, 2014	$ 225,139	$ 1,966	$ 876,624	$ (1,420)	$ (652,031)
Balance, shares at Dec. 31, 2014	42,730,424	42,730,424
Issuance of restricted share units (RSU)	$ 14	$ 14
Issuance of restricted share units (RSU), shares		283,175
Stock-based compensation of options and RSUs	1,901		$ 1,901
Exercise of stock options	5,669	$ 68	$ 5,601
Exercise of stock options, shares		1,319,448
Comprehensive loss	(54,641)			$ (2,307)	$ (52,334)
Balance at Dec. 31, 2015	$ 178,082	$ 2,048	$ 884,126	$ (3,727)	$ (704,365)
Balance, shares at Dec. 31, 2015	44,333,047	44,333,047